Borrowings and other financial liabilities - Summary of detailed information about borrowings and other financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	$ 12,788	$ 13,408
Total other current financial liabilities	1,381	607
Total other financial liabilities	20	0
Non-current portion of non-current borrowings	12,395	13,247
Current borrowings	1,136	584
Total borrowings	13,531	13,831
Current borrowings and current portion of non-current borrowings	1,381	607
Borrowings and other financial liabilities	14,169	14,015
Derivative financial instruments
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	393	161
Total other current financial liabilities	225	23
Total other financial liabilities	618	184
Other financial liabilities
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	0	0
Total other current financial liabilities	20	0
Total other financial liabilities	20	0
Total other financial liabilities
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	393	161
Total other current financial liabilities	245	23
Total other financial liabilities	$ 638	$ 184